Accounts Receivable, Net (Details) - Schedule of the company’s accounts receivable and subsequent collection	6 Months Ended
Mar. 31, 2022 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 19,371,511
Subsequent collection	$ 12,210,373
Percentage of subsequent collection	63.00%
Balance	$ (555,105)
Subsequent collection
Percentage of subsequent collection
Balance	$ 18,816,406
Subsequent collection	$ 12,210,373
Percentage of subsequent collection	64.90%
Less than 3 months [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 13,615,648
Subsequent collection	$ 7,841,418
Percentage of subsequent collection	57.60%
From 4 to 6 months [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 4,967,823
Subsequent collection	$ 4,102,633
Percentage of subsequent collection	82.60%
From 7 to 9 months [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 425,163
Subsequent collection	$ 244,185
Percentage of subsequent collection	57.40%
From 10 to 12 months [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 92,416
Subsequent collection	$ 16,684
Percentage of subsequent collection	18.10%
Over 1 year [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 270,461
Subsequent collection	$ 5,453
Percentage of subsequent collection	2.00%